UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

Vanguard Massachusetts Tax-Exempt Fund Semiannual Report

May 31, 2009

>

For the six months ended May 31, 2009, Vanguard Massachusetts Tax-Exempt Fund returned 8.24%, a result nearly identical to that of the fund’s benchmark index but somewhat behind the average return of peer-group funds.

>	After a disappointing 2008, the long-term municipal bond market snapped back with a strong rally during the six-month period.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	7
Fund Profile	10
Performance Summary	11
Financial Statements	12
About Your Fund’s Expenses	26
Trustees Approve Advisory Arrangement	28
Glossary	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Massachusetts Tax-Exempt Fund	VMATX	8.24%
30-day SEC Yield: 3.40%
Taxable-Equivalent Yield: 5.52%[1]
Barclays Capital 10 Year Municipal Bond Index		8.23
Average Massachusetts Municipal Debt Fund[2]		9.66

Your Fund’s Performance at a Glance
November 30, 2008–May 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Massachusetts Tax-Exempt Fund	$9.44	$10.01	$0.202	$0.000

1

This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum commonwealth of Massachusetts income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2	Derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

Long-term municipal bonds bounced back strongly after an unusually tough spell in 2008.

Vanguard Massachusetts Tax-Exempt Fund rallied from its decline in the 2008 fiscal year, returning 8.24% as the broad municipal market recorded one of its best six-month performances in years.

As strong demand for long-term municipal bonds drove their prices up, their yields went down. The yield of the Massachusetts Tax-Exempt Fund stood at 4.23% on November 30, 2008, but dropped to 3.40% by May 31. (For additional perspective, see the “Investment Insight” box on page 5.) On a taxable-equivalent basis, the fund’s yield was higher, as shown in the table on page 1.

Note: The fund is permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). However, the fund currently owns no securities that would generate income distributions subject to the AMT.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit-market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. Since December, munis have stabilized, in part because of federal government initiatives to help cash-starved state and local governments, and the traditional relationship between Treasury and muni yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0%–0.25% in December. In recent months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds. The Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured

Market Barometer
		Total Returns
	Periods Ended May 31, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup 3-Month Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	–32.95%	–1.55%
Russell 2000 Index (Small-caps)	7.03	–31.79	–1.18
Dow Jones U.S. Total Stock Market Index	6.58	–32.39	–1.13
MSCI All Country World Index ex USA (International)	22.20	–35.55	5.65

CPI
Consumer Price Index	0.67%	–1.28%	2.49%

1 Annualized.

by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly gain for U.S. stocks, with investors heartened by an apparent moderation in the bad economic news. Consumer confidence ticked higher, and earlier estimates of first-quarter GDP were revised upward.

International stocks returned about 22% for the fiscal half-year—the highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
		Average
		Massachusetts
		Municipal
	Fund	Debt Fund
Massachusetts Tax-Exempt Fund	0.17%	1.20%

1

The fund expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the annualized expense ratio was 0.17%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

Investor demand, government efforts stimulated the market for munis

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole, reflecting the relative homogeneity of securities issued by states and municipalities. That is why strong demand for longer-term municipal bonds during the past six months helped boost the returns of Massachusetts tax-exempt bonds along with others.

Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales of munis by hedge funds and other investors in the final months of 2008.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace.

In this environment, Vanguard Massachusetts Tax-Exempt Fund returned 8.24%. While the fund’s return was nearly identical to its benchmark index, it trailed the 9.66% average return of competitors largely because of its emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal half-year, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average weighted maturity that is expected to remain between 10 and 25 years.

relatively better during strong markets such as the recent period, while funds with higher-quality assets tend to perform better in down markets (as the Vanguard fund did in fiscal 2008, despite its negative return).

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for states and municipalities—and, of course, the soundness of their finances bears close watching during this severe recession. It’s important to keep in mind, however, that the performance of the Massachusetts Tax-Exempt Fund over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

Vanguard Massachusetts Tax-Exempt Fund, which combines low costs with the skilled management and expert credit analysis of Vanguard Fixed Income Group, can be a valuable part of just such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

June 16, 2009

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard Massachusetts Tax-Exempt Fund registered a return of 8.24%, reversing the negative result of the previous fiscal year. The return was just ahead of the benchmark index, but lagged the average return of peer-group funds.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk. Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields, reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives that prompted investors to take advantage

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55

Source: Vanguard.

of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of programs aimed at thawing frozen credit markets. In addition, in February the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—in California, New York, and New Jersey, for example—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the chart in the President’s Letter comparing the yield of the Massachusetts Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as state and local governments turned to traditional bonds to replace auction-rate and variable-rate debt securities, which faced credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. However, Massachusetts government entities bucked the trend in the six months, floating $6.9 billion in securities, up slightly from $6.8 billion a year earlier.

Management of the fund

During the half-year, the Massachusetts Tax-Exempt Fund benefited from the post-December rally in long-term municipal bonds, as the fund returned 8.24%. As expected, a rally in long-term municipal bond prices helped push down yields for the Tax-Exempt Fund. The fund’s total return was nearly identical to the 8.23% return of its benchmark index but trailed the 9.66% average return of competitors largely because of the fund’s emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, when an increase in investors’ appetite for risk can provide an extra boost to lower-rated securities.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. Despite a history of prudent fiscal management, for example, Massachusetts has been grappling with the slowing economy, plummeting tax revenues, and budget stresses such as unplanned health-care-reform costs. As the fiscal half-year was closing, state legislators were considering spending cuts and a sales tax increase as they sought to close a $5 billion budget gap.

In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. Looking forward, we expect these shortfalls to be largely filled by tax increases, spending cuts, and tapping of reserves, the precise mix depending on each locality’s economic and political situation. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds.

At Vanguard, we are ready for these challenges. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the Massachusetts Tax-Exempt Fund’s broad diversification and low expense ratio, your fund is positioned to take advantage of the best opportunities in an unusually demanding environment.

Marlin G. Brown,

Portfolio Manager

Vanguard Fixed Income Group

June 25, 2009

Massachusetts Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	224	8,063	45,646
Yield[3]	3.4%	3.9%	3.9%
Yield to Maturity	3.6%[4]	3.9%	3.9%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	8.7 years	9.8 years	13.3 years
Average Quality	AA	AA	AA
Average Duration	7.2 years	7.2 years	8.3 years
Expense Ratio[5]	0.17%	—	—
Short-Term Reserves	3.3%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	7.5%
1–5 Years	22.2
5–10 Years	45.2
10–20 Years	13.3
20–30 Years	11.8

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.91	0.98
Beta	1.03	1.06

Distribution by Credit Quality (% of portfolio)

AAA	41.1%
AA	40.3
A	12.9
BBB	4.4
BB	0.2
Other	1.1

Investment Focus

1	Barclays Capital 10 Year Municipal Bond Index.
2	Barclays Capital Municipal Bond Index.
3	30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4	Before expenses.
5

The expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the annualized expense ratio was 0.17%.

6	For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 9, 1998–May 31, 2009

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.5%	4.1%	–3.4%	–0.8%
2000	3.8	5.4	9.2	7.7
2001	3.9	5.0	8.9	8.2
2002	0.8	4.8	5.6	6.7
2003	2.2	4.5	6.7	6.9
2004	–0.9	4.2	3.3	4.0
2005	–0.6	4.1	3.5	3.0
2006	2.2	4.3	6.5	6.2
2007	–2.0	4.2	2.2	3.5
2008	–6.7	4.0	–2.7	–0.4
2009[2]	6.0	2.2	8.2	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Massachusetts Tax-Exempt Fund[3]	12/9/1998	3.21%	3.18%	–0.09%	4.50%	4.41%

1	Barclays Capital 10 year Municipal Bond Index.
2	Six months ended May 31, 2009.
3

Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Massachusetts (95.5%)
Beverly MA GO	5.250%	11/1/12	(1)	1,925	2,156
Beverly MA GO	5.250%	11/1/13	(1)	1,855	2,115
Boston MA Convention Center Rev.	5.000%	5/1/18	(2)	4,975	5,193
Boston MA GO	5.750%	2/1/10	(Prere.)	1,955	2,025
Boston MA GO	5.000%	2/1/12	(1)(Prere.)	3,765	4,125
Boston MA GO	5.000%	3/1/16		7,295	8,422
Boston MA Housing Auth. Rev.	5.000%	4/1/23	(4)	2,000	2,128
Boston MA Housing Auth. Rev.	5.000%	4/1/25	(4)	5,440	5,700
Boston MA Special Obligation Rev.
(Boston City Hosp.)	5.000%	8/1/17	(1)	2,000	2,072
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		460	502
Boston MA Water & Sewer Comm. Rev.	5.000%	11/1/25		3,725	4,054
Braintree MA	5.000%	5/15/27		4,000	4,195
Chelsea MA GO	5.500%	6/15/09	(2)	90	90
Foxborough MA Stadium Infrastructure
Improvement Rev.	5.750%	6/1/10	(Prere.)	2,500	2,655
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/21		900	962
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/32		2,000	2,200
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21	(1)	2,395	2,340
Littleton MA GO	5.000%	1/15/22	(1)	1,280	1,323
Lynn MA GO	5.250%	6/1/13	(2)	1,530	1,548
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	630	662
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	3,950	4,151
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/14	(Prere.)	5,000	5,741
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14		5,000	5,738
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16		5,325	6,147
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/18	(Prere.)	10,000	11,789
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22		5,285	6,238
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23		5,325	6,164
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24		1,325	1,495
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		2,500	2,950
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(1)	2,000	2,336
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27		5,000	5,550
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29		1,020	340
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29		5,000	5,620
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,000	3,446
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30		420	422
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/33		2,850	3,118
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34		14,500	15,182

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(10)	3,340	2,416
Massachusetts College Building Auth. Rev.	5.000%	5/1/38	(12)	14,000	14,029
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/18		2,000	2,060
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/20		3,105	3,113
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/22		3,985	3,934
Massachusetts Dev. Finance Agency
Higher Educ. Rev. (Emerson College)	5.000%	1/1/23		3,710	3,628
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36	(12)	10,000	9,826
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	6.000%	5/15/29	(2)	1,400	1,624
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	10/1/35	(2)	2,000	1,862
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.375%	5/15/39		1,575	1,538
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	5.000%	7/1/42		5,000	5,023
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.) VRDO	0.180%	6/1/09	LOC	2,100	2,100
Massachusetts Dev. Finance Agency Rev.
(College of Pharmacy and Allied Health Services)	5.750%	7/1/13	(Prere.)	1,000	1,176
Massachusetts Dev. Finance Agency Rev.
(College of the Holy Cross) VRDO	0.200%	6/1/09	LOC	900	900
Massachusetts Dev. Finance Agency Rev.
(Deerfield Academy)	5.000%	10/1/28		1,500	1,544
Massachusetts Dev. Finance Agency Rev.
(Draper Laboratory)	5.750%	9/1/25		5,000	5,286
Massachusetts Dev. Finance Agency Rev.
(Jewish Philanthropies)	5.250%	2/1/22		2,750	2,899
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.250%	7/1/31		4,000	4,038
Massachusetts Dev. Finance Agency Rev.
(Mount Holyoke College)	5.000%	7/1/36		5,000	5,022
Massachusetts Dev. Finance Agency Rev.
(Neville Communities)	6.000%	6/20/44		1,500	1,540
Massachusetts Dev. Finance Agency Rev.
(Simmons College)	5.250%	10/1/33	(10)	3,000	2,500
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10	(Prere.)	1,195	1,269
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.750%	7/1/10	(Prere.)	3,000	3,187
Massachusetts Dev. Finance Agency Rev.
(Smith College)	5.000%	7/1/35		8,000	8,029
Massachusetts Dev. Finance Agency Rev.
(Suffolk Univ.)	5.850%	7/1/09	(Prere.)	2,000	2,029
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	5.875%	12/1/12	(Prere.)	600	673
Massachusetts Dev. Finance Agency Rev.
(Western New England College)	6.125%	12/1/12	(Prere.)	1,000	1,167
Massachusetts Dev. Finance Agency Rev.
(Xaverian Brothers High School)	5.550%	7/1/19		1,000	931
Massachusetts Dev. Finance Agency Rev.
(Xaverian Brothers High School)	5.650%	7/1/29		1,500	1,286
Massachusetts GAN	5.125%	12/15/10		1,480	1,500

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GAN	5.125%	12/15/12		1,750	1,773
Massachusetts GAN	5.750%	6/15/14		9,665	10,264
Massachusetts GO	5.625%	6/1/10	(Prere.)	1,450	1,524
Massachusetts GO	5.000%	8/1/12		4,945	5,472
Massachusetts GO	5.000%	9/1/12		2,170	2,406
Massachusetts GO	5.500%	11/1/12	(4)	9,000	10,160
Massachusetts GO	5.000%	8/1/14		11,965	13,574
Massachusetts GO	5.000%	8/1/15	(4)	10,000	11,431
Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,815
Massachusetts GO	5.500%	10/1/15		2,280	2,671
Massachusetts GO	5.500%	11/1/17		5,000	5,933
Massachusetts GO	5.250%	8/1/18	(4)	5,060	5,914
Massachusetts GO	5.500%	10/1/18	(4)	10,200	12,126
Massachusetts GO	5.500%	10/1/18		4,955	5,891
Massachusetts GO	5.500%	11/1/19	(4)	5,550	6,601
Massachusetts GO	5.000%	8/1/22		4,500	4,979
Massachusetts GO	5.250%	8/1/22		5,000	5,797
Massachusetts GO	5.000%	3/1/26		5,000	5,384
Massachusetts GO	5.000%	8/1/28		4,535	4,798
Massachusetts GO	5.500%	8/1/30	(2)	10,000	11,444
Massachusetts GO	5.000%	7/1/36		5,070	5,175
Massachusetts GO VRDO	0.180%	6/1/09		1,500	1,500
Massachusetts GO VRDO	0.280%	6/1/09		1,300	1,300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center)	5.750%	7/1/33		5,000	4,774
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/26		6,255	6,387
Massachusetts Health & Educ. Fac. Auth. Rev.
(Berklee College of Music)	5.000%	10/1/27		5,575	5,658
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/19	(1)	50	47
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/28		3,000	2,579
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/13		5,200	5,315
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.125%	7/1/33		3,000	2,640
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.750%	7/1/16		2,000	1,981
Massachusetts Health & Educ. Fac. Auth. Rev.
(Dana-Farber Cancer Institute)	5.000%	12/1/37		5,000	4,683
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	6.250%	4/1/20		1,000	1,287
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.125%	7/15/37		9,350	9,515
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)	5.250%	8/15/37		8,000	7,208
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12	(2)	320	333
Massachusetts Health & Educ. Fac. Auth. Rev.
(Milton Hosp.)	5.500%	7/1/10		520	516
Massachusetts Health & Educ. Fac. Auth. Rev.
(Milton Hosp.)	5.500%	7/1/16		1,235	935
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/21		6,765	8,090

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/30		5,000	5,745
Massachusetts Health & Educ. Fac. Auth. Rev.
(Museum of Fine Arts) VRDO	0.150%	6/1/09		3,100	3,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Museum of Fine Arts) VRDO	0.200%	6/1/09		555	555
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	2,580	2,843
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	3,000	3,306
Massachusetts Health & Educ. Fac. Auth. Rev.
(New England Medical Center Hosp.)	5.375%	5/15/13	(3)	1,255	1,252
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/33		3,000	2,850
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) VRDO	0.200%	6/1/09	LOC	1,500	1,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) VRDO	0.200%	6/1/09	LOC	2,700	2,700
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/11		2,080	2,105
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/12		2,850	2,884
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/14		1,000	1,013
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/15	(1)	390	391
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.250%	7/1/15		3,000	3,039
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.375%	7/1/24	(1)	1,605	1,606
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.150%	6/5/09		2,085	2,085
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,090	1,233
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,175	1,329
Massachusetts Health & Educ. Fac. Auth. Rev.
(Simmons College)	8.000%	10/1/39		2,500	2,719
Massachusetts Health & Educ. Fac. Auth. Rev.
(Sterling & Francine Clark)	5.000%	7/1/36		5,500	5,519
Massachusetts Health & Educ. Fac. Auth. Rev.
(Stonehill College) VRDO	0.200%	6/1/09	LOC	1,300	1,300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.)	5.250%	2/15/30		2,000	2,011
Massachusetts Health & Educ. Fac. Auth. Rev.
(Tufts Univ.) VRDO	0.180%	6/1/09		2,000	2,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial
Health Care Inc.)	5.250%	7/1/14	(2)	1,000	994
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial
Health Care Inc.)	6.500%	7/1/21		5,000	5,029
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial
Health Care Inc.)	6.625%	7/1/32		1,000	962

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Univ. of Massachusetts)	5.875%	10/1/10	(3)(Prere.)	4,000	4,305
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Univ. of Massachusetts)	5.125%	10/1/27	(1)	1,850	1,859
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Univ. of Massachusetts/Worcester)	5.125%	10/1/11	(3)(Prere.)	435	473
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Univ. of Massachusetts/Worcester)	5.250%	10/1/12	(1)(Prere.)	4,000	4,491
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Univ. of Massachusetts/Worcester)	5.125%	10/1/23	(3)	565	571
1	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Wellesley College)	5.000%	7/1/23		2,400	2,527
	Massachusetts Health & Educ. Fac. Auth. Rev.
	(Williams College)	5.000%	7/1/31		5,000	5,172
	Massachusetts Housing Finance
	Agency Housing Rev.	5.125%	12/1/28		4,000	4,024
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.000%	7/1/10	(2)(ETM)	415	422
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.250%	7/1/12	(1)	2,975	3,132
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.250%	7/1/13	(1)	3,255	3,405
	Massachusetts Muni. Wholesale Electric Co.
	Power System Rev.	5.250%	7/1/16	(1)	4,500	4,614
	Massachusetts Port Auth. Rev.	5.750%	7/1/10		1,000	1,056
	Massachusetts Port Auth. Rev.	5.500%	7/1/16	(4)	4,000	4,601
	Massachusetts Port Auth. Rev.	5.000%	7/1/17	(4)	9,600	10,772
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/18	(4)	10,000	11,072
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	15,000	15,734
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/25	(4)	10,125	10,507
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/26	(4)	8,000	8,368
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	4.500%	8/15/27	(2)	7,225	7,259
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/27	(1)	3,500	3,640
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	4.750%	8/15/32	(2)	9,360	9,281
	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev.	5.000%	8/15/37	(2)	17,110	17,304
2	Massachusetts School Building Auth.
	Dedicated Sales Tax Rev. TOB VRDO	0.590%	6/5/09	(4)	8,175	8,175
	Massachusetts Special Obligation
	Dedicated Tax Rev.	5.500%	1/1/27	(1)	15,000	15,708
	Massachusetts Special Obligation Rev.	5.000%	12/15/09	(4)	3,010	3,081
	Massachusetts Special Obligation Rev.	5.000%	12/15/13	(4)	1,895	2,096

Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/20	(1)	3,000	1,653
Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/25	(1)	5,000	1,895
Massachusetts Turnpike Auth. Rev.
(Metro. Highway System)	0.000%	1/1/28	(1)	7,000	2,112
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/09	(Prere.)	1,435	1,461

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/09	(Prere.)	615	627
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/15	(Prere.)	4,460	5,245
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/16		5,000	5,819
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		5,000	5,919
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		540	609
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22		3,500	4,122
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27		2,565	2,596
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29		1,000	1,012
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29		2,490	2,522
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/30		5,000	5,648
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/11	(3)	4,120	4,396
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22	(4)	990	1,152
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32	(4)	5,000	5,467
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36		11,370	11,506
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/36	(2)	5,000	5,060
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/39		2,000	2,030
Narragansett MA Regional School Dist. GO	6.500%	6/1/13	(2)	1,210	1,284
Newton Massachusetts School Dist.	4.500%	6/15/34		5,095	4,982
Pittsfield MA GO	5.000%	4/15/18	(1)	1,000	1,056
Quaboag MA Regional School Dist. GO	5.500%	6/1/18	(4)	1,355	1,416
Quaboag MA Regional School Dist. GO	5.500%	6/1/19	(4)	1,355	1,416
Rail Connections Inc. Massachusetts Rev.	5.300%	7/1/09	(ETM)	340	341
Rail Connections Inc. Massachusetts Rev.	5.400%	7/1/09	(Prere.)	520	533
Rail Connections Inc. Massachusetts Rev.	5.500%	7/1/09	(Prere.)	1,175	1,204
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	570	584
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	1,030	1,056
Route 3 North Transp. Improvement Assn.
Massachusetts Lease Rev.	5.375%	6/15/10	(1)(Prere.)	2,500	2,621
Shrewsbury MA GO	5.000%	8/15/13		1,030	1,115
Shrewsbury MA GO	5.000%	8/15/17		1,900	2,050
Shrewsbury MA GO	5.000%	8/15/18		3,185	3,380
Shrewsbury MA GO	5.000%	8/15/19		1,000	1,061
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10	(4)(Prere.)	2,575	2,740
Univ. of Massachusetts Building Auth.
Refunding Rev.	6.875%	5/1/14	(ETM)	1,000	1,165
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10	(Prere.)	1,135	1,206
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,600	2,776
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,400	2,562
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/21	(2)	5,680	5,902
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/22	(2)	2,695	2,782
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/23	(2)	1,760	1,811
Univ. of Massachusetts Health & Educ. Fac.

Auth. Rev.	5.000%	11/1/24	(2)	1,980	2,027
Univ. of Massachusetts Health & Educ. Fac.
Auth. Rev.	5.000%	11/1/25	(2)	1,990	2,024
Westfield MA GO	5.000%	5/1/10	(3)(Prere.)	1,715	1,802
Worcester MA GO	5.500%	10/1/09	(1)	1,000	1,015
Worcester MA GO	5.750%	4/1/10	(4)(Prere.)	1,000	1,053
Worcester MA GO	5.625%	8/15/10	(3)(Prere.)	1,640	1,753
Worcester MA GO	5.500%	8/15/14	(1)	1,445	1,525
Worcester MA GO	5.500%	8/15/15	(1)	1,190	1,251
Worcester MA GO	5.250%	8/15/21	(1)	1,500	1,536
					794,502

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico (3.4%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17	(1)	5,000	5,239
Puerto Rico GO	5.500%	7/1/19	(2)	2,250	2,249
Puerto Rico GO	5.500%	7/1/22	(3)	3,500	3,369
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12	(3)	5,080	5,251
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/12	(Prere.)	1,100	1,211
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/36		400	341
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	2,015	2,211
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	665	730
Puerto Rico Public Finance Corp.	5.125%	6/1/24	(2)(ETM)	2,155	2,402
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	4,000	4,874
					27,877
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/09		1,450	1,461
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,000	971
					2,432
Guam (0.2%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32		2,250	1,719
Total Tax-Exempt Municipal Bonds (Cost $813,663)					826,530
Other Assets and Liabilities (0.6%)
Other Assets					13,976
Liabilities					(8,641)
					5,335
Net Assets (100%)
Applicable to 83,078,223 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					831,865
Net Asset Value Per Share					$10.01

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	831,992
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,986)
Unrealized Appreciation (Depreciation)
Investment Securities	12,867
Futures Contracts	(8)
Net Assets	831,865

• See Note A in Notes to Financial Statements.

1 Securities with a value of $316,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of this security represented 1.0% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements. A key to abbreviations and other references follows the Statement of Net Assets.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS	—Auction Rate Security.
BAN	—Bond Anticipation Note.
COP	—Certificate of Participation.
CP	—Commercial Paper.
FR	—Floating Rate.
GAN	—Grant Anticipation Note.
GO	—General Obligation Bond.
IDA	—Industrial Development Authority Bond.
IDR	—Industrial Development Revenue Bond.
PCR	—Pollution Control Revenue Bond.
PUT	—Put Option Obligation.
RAN	—Revenue Anticipation Note.
TAN	—Tax Anticipation Note.
TOB	—Tender Option Bond.
TRAN	—Tax Revenue Anticipation Note.
UFSD	—Union Free School District.
USD	—United School District.
VRDO	—Variable Rate Demand Obligation.
(ETM)	—Escrowed to Maturity.
(Prere.)	—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC	— Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	16,639
Total Income	16,639
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative	481
Marketing and Distribution	118
Custodian Fees	4
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	645
Net Investment Income	15,994
Realized Net Gain (Loss)
Investment Securities Sold	(978)
Futures Contracts	(1,488)
Realized Net Gain (Loss)	(2,466)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	46,130
Futures Contracts	726
Change in Unrealized Appreciation (Depreciation)	46,856
Net Increase (Decrease) in Net Assets Resulting from Operations	60,384

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,994	30,696
Realized Net Gain (Loss)	(2,466)	(6,426)
Change in Unrealized Appreciation (Depreciation)	46,856	(46,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,384	(22,449)
Distributions
Net Investment Income	(15,994)	(30,696)
Realized Capital Gain	—	—
Total Distributions	(15,994)	(30,696)
Capital Share Transactions
Issued	134,048	300,403
Issued in Lieu of Cash Distributions	11,957	22,957
Redeemed	(68,800)	(244,024)
Net Increase (Decrease) from Capital Share Transactions	77,205	79,336
Total Increase (Decrease)	121,595	26,191
Net Assets
Beginning of Period	710,270	684,079
End of Period	831,865	710,270

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.44	$10.12	$10.33	$10.12	$10.18	$10.27
Investment Operations
Net Investment Income	.202	.414	.424	.427	.417	.418
Net Realized and Unrealized Gain (Loss)
on Investments	.570	(.680)	(.210)	.218	(.060)	(.090)
Total from Investment Operations	.772	(.266)	.214	.645	.357	.328
Distributions
Dividends from Net Investment Income	(.202)	(.414)	(.424)	(.427)	(.417)	(.418)
Distributions from Realized Capital Gains	—	—	—	(.008)	—	—
Total Distributions	(.202)	(.414)	(.424)	(.435)	(.417)	(.418)
Net Asset Value, End of Period	$10.01	$9.44	$10.12	$10.33	$10.12	$10.18

Total Return[1]	8.24%	–2.72%	2.15%	6.54%	3.53%	3.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$832	$710	$684	$573	$497	$450
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.12%	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.13%[2]	4.17%	4.19%	4.22%	4.07%	4.08%
Portfolio Turnover Rate	8%[2]	29%	16%	5%	9%	7%

1Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Massachusetts.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $204,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Massachusetts Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $9,381,000 to offset future net capital gains of $99,000 through November 30, 2014, $1,612,000 through November 30, 2015, and $7,670,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $1,873,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $815,536,000. Net unrealized appreciation of investment securities for tax purposes was $10,994,000, consisting of unrealized gains of $22,748,000 on securities that had risen in value since their purchase and $11,754,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(26)	3,059	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2009, the fund purchased $110,924,000 of investment securities and sold $29,226,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2009	November 30, 2008
	Shares	Shares
	(000)	(000)
Issued	13,712	30,292
Issued in Lieu of Cash Distributions	1,214	2,333
Redeemed	(7,079)	(24,982)
Net Increase (Decrease) in Shares Outstanding	7,847	7,643

Massachusetts Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(8)
Level 2—Other significant observable inputs	826,530	—
Level 3—Significant unobservable inputs	—	—
Total	826,530	(8)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax Exempt Fund	11/30/2008	5/31/2009	Period[1]
Based on Actual Fund Return	$1,000.00	$1,082.35	$0.88
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.08	0.86

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period was 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations and has outperformed the average Massachusetts municipal debt fund, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper
Inc. or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy
Institutional Investor Services > 800-523-1036	voting guidelines by visiting our website,
www.vanguard.com, and searching for “proxy
voting guidelines,” or by calling Vanguard at
Text Telephone for People	800-662-2739. The guidelines are also available
With Hearing Impairment > 800-952-3335	from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how
your fund voted the proxies for securities it
This material may be used in conjunction	owned during the 12 months ended June 30.
with the offering of shares of any Vanguard	To get the report, visit either www.vanguard.com
fund only if preceded or accompanied by	or www.sec.gov.
the fund’s current prospectus.
You can review and copy information about your
fund at the SEC’s Public Reference Room in
Washington, D.C. To find out more about this
public service, call the SEC at 202-551-8090.
Information about your fund is also available
on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail
addressed to publicinfo@sec.gov or via
regular mail addressed to the Public Reference
Section, Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
___________________________
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.